LOANS (excluding covered loans) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain (loss) on sale of other real estate owned	$ (3,250)	$ (3,971)	$ (1,163)
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write down of other real estate owned	2,579	4,370	899
Commercial | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write down of other real estate owned	$ 2,290	$ 4,042	$ 727